SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

17.	SHARE-BASED COMPENSATION

Compensation expense recognized for share-based awards was as follows:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Share-based compensation expenses
—Share options(a)	7,160	6,568

(a)	Share options

On September 17, 2015, the Board of Directors of the Company approved the establishment of 2015 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2015 Share Incentive Plan shall be valid and effective for 10 years from the grant date. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2015 Share Incentive Plan shall be 12,727,272 shares.

In June 2018, the Board of Directors and shareholders of the Company approved the 2018 Share Incentive Plan. As of Jun 30, 2026, the maximum of shares that may be issued under the 2018 Share Incentive Plan was 34,186,675.

For the six months ended June 30, 2025, the Company granted 780,000 share options to employees pursuant to the 2018 Share Incentive Plan. Among which, with respect to the share options granted, 40% of the options will be vested after 24 months of the vesting commencement date and the remaining 60% will be vested in three equal installments over the following 36 months.

For the six months ended June 30, 2026, the Company granted 1,210,000 share options to employees pursuant to the 2018 Share Incentive Plan. Among which, with respect to the share options granted, 40% of the options will be vested after 24 months of the vesting commencement date and the remaining 60% will be vested in three equal installments over the following 36 months.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

17.	SHARE-BASED COMPENSATION (Continued)

A summary of the stock option activity under the 2015 Share Incentive Plan and 2018 Share Incentive Plan for the six months ended June 30, 2025 and 2026 is included in the table below.

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding at January 1, 2025	24,440,836	0.51	11.43	19,794
Granted	780,000	1.68	-	-
Forfeited	(1,671,573)	0.20	-	-
Exercised	(45,426)	0.50	-	-
Outstanding at June 30, 2025	23,503,837	0.52	10.80	19,475

Outstanding at January 1, 2026	25,036,905	0.46	11.73	21,353
Granted	1,210,000	0.11	-	-
Forfeited	(3,328,587)	0.32	-	-
Exercised	(82,998)	0.11	-	-
Outstanding at June 30, 2026	22,835,320	0.46	11.03	18,770
Exercisable as of June 30, 2026	11,179,334	0.81	3.23	12,720
Expected to vest as of June 30, 2026	13,486,116	0.17	17.97	8,036

The weighted average grant date fair value of options granted for the six months ended June 30, 2025 and 2026 was RMB3.08 (US$0.45) per option and RMB6.96 (US$1.01) per option, respectively.

As of December 31, 2025 and June 30, 2026, there was RMB40,415 and RMB RMB24,023 (US$3,485) of unrecognized compensation expenses related to the options, respectively.

(b)	Restricted shares to an investee

The Group established Guangdong Lizi in July 2018 as a subsidiary of the Company. In November 2020, following the Group’s restructuring plan on its water purifiers business, the Group entered into an agreement with Sunglow to sell 1% of equity interest of Guangdong Lizi for a consideration of RMB175. Sunglow has paid up the consideration in December 2021 but is not entitled to any shareholder’s rights of Guangdong Lizi until the fulfilment of certain conditions pursuant to the supplemental agreement in November 2021.

Under the requirement of ASC 718, the Group should recognize share-based compensation if there is a difference between the fair value of Guangdong Lizi’s 1% of equity interest and the consideration paid up by Sunglow on the date of capital injection. The Group calculated the estimated fair value of the options on the respective grant dates using the discounted cash flow model.

During 2025, Sunglow exited the arrangement. Accordingly, there were no more unrecognized compensation expenses associated with restricted shares granted to Sunglow to be recognized in future periods.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)